Long Term Liabilities to Banks and Others (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long Term Liabilities to Banks and Others [Abstract]
First year (current maturities)	$ 66,289	$ 43,701
Second year	47,731	53,645
Third year	33,893	34,270
Fourth year	30,776	19,066
Fifth year and thereafter	27,127	28,635
Total	$ 205,816	$ 179,317